Business combinations (Details) kr in Thousands, $ in Millions			3 Months Ended	12 Months Ended
	Apr. 02, 2020 USD ($)	Apr. 02, 2020 DKK (kr)	Mar. 31, 2020 DKK (kr)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		kr 167,725
Intangible assets other than goodwill				kr 57,485	kr 2,480
Trade receivables		50,603
Bargain purchase		36,692		kr 36,395	0	kr 0
Net assets at fair value		204,417
Intellectual property
Disclosure of detailed information about business combination [line items]
Amortization period				10 years
Intangible assets other than goodwill				kr 0	0
Physician relationship
Disclosure of detailed information about business combination [line items]
Amortization period				8 years
Intangible assets other than goodwill				kr 54,955	kr 0
Acquisition Of Medical Technology Business From Valeritas Holdings, Inc. [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		167,700
Acquisition-related costs | $	$ 24.5
Unallocated intangible assets		82,200
Intangible assets other than goodwill		kr 68,500
Cash flows of projections period	10 years	10 years
Growth rate		13.00%
Discount rate		(50.00%)
Budget period for revenue growth	10 years	10 years
Budget period for operating costs	10 years	10 years
Trade receivables		kr 50,600
Bargain purchase		36,700
Net assets at fair value		204,400
Fair value of the tangible and financial assets acquired		147,500
Acquisition-related costs			kr 7,100
Acquisition contributed with net revenues		161,300
Profit (loss) of acquiree		kr (278,800)
Pro forma revenue				395,800
Pro forma operating result				kr 868,900
Acquisition Of Medical Technology Business From Valeritas Holdings, Inc. [Member] | Minimum
Disclosure of detailed information about business combination [line items]
Growth rate for revenue		1.00%
Acquisition Of Medical Technology Business From Valeritas Holdings, Inc. [Member] | Maximum
Disclosure of detailed information about business combination [line items]
Growth rate for revenue		20.00%
Acquisition Of Medical Technology Business From Valeritas Holdings, Inc. [Member] | Intellectual property
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill		kr 13,700